RETIREMENT PLAN	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLAN

NOTE 10 – RETIREMENT PLAN

The Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. A contribution of $20,000 was charged to expense and accrued for the year ending December 31, 2016 to all eligible non-executive participants. There were no contributions charged to expense in 2015.